CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) shares in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (18,693)	$ (27,271)	$ (8,882)	$ (8,464)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	353	776	86	66
Share-based compensation	264	812	596	546
Decrease (increase) in prepaid expenses and other receivables	40	157	283	(509)
Increase in long term prepaid expenses	(59)	(1,889)	(123)	(16)
Change in the fair value of warrants to convertible preferred shares	12,171	13,257	203	994
Non-cash financial expenses (income), net	425	29	(153)	12
Increase in trade payables	403	239	114	148
Increase in other payables and accrued expenses	(271)	2,078	625	313
Net cash used in operating activities	(5,367)	(11,812)	(7,251)	(6,910)
Cash flows from investing activities:
Investment in short-term deposits	(8,000)	(8,082)	(70,200)	(54,270)
Redemption of short-term deposits	10,500	30,282	66,150	45,400
Purchase of property and equipment	(1,207)	(2,927)	(3,767)	(1,293)
Net cash provided by (used in) investing activities	1,293	19,273	(7,817)	(10,163)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares and warrants				5,250
Proceeds from issuance of series B Preferred shares, net			28,726
Proceeds from exercise of warrants			571	1,019
Proceeds from exercise of options	21	111	20
Acquisition of non-controlling interest				(946)
Net cash provided by financing activities	21	111	29,317	5,323
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(405)	108	84	(18)
(Decrease) increase in cash and cash equivalents and restricted cash	(4,458)	7,680	14,333	(11,768)
Cash, cash equivalents and restricted cash at the beginning of the year	16,174	16,174	1,841	13,609
Cash, cash equivalents and restricted cash at the end of the year	11,716	23,854	16,174	$ 1,841
Non-cash transactions:
Receivables from exercise of warrants to ordinary shares				541
Supplemental disclosures of cash flow information:
Income tax payments	41	103	218
Interest received	$ 175	$ 351	$ 541	$ 780